CONVERTIBLE DEBENTURES PAYABLE (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 01, 2020	Sep. 30, 2020
Current - related parties	$ 2,498,651	$ 530,226		$ 415,704
Net Carrying Value Long Term - related party	566,272	2,458,194
Unpaid Principal Balance - related parties	4,512,750	5,065,582		3,150,411
Current - nonrelated parties	488,183
Net Carrying Value Long Term - nonrelated party		404,319
Convertible debt, less current portion, net		404,319
Unpaid Principal Balance - nonrelated parties	600,000	600,000
Warrants issued	56,788,000	82,000
$3,000,000 Convertible Debenture Amended October 23, 2020
Convertible debenture	3,000,000	3,000,000		3,000,000
Current - related parties	587,544	530,226
Net Carrying Value Long Term - related party	566,272	876,256
Unpaid Principal Balance - related parties	$ 2,162,750	$ 2,715,582		$ 3,150,411
Percentage of cash interest	10.00%	10.00%		10.00%
Interest rate	10.00%	10.00%
Warrants issued	$ 3,550,709	$ 3,550,709
$750,000 convertible debenture, December 1, 2020
Convertible debenture	750,000	750,000
Current - related parties	628,005
Net Carrying Value Long Term - related party		536,508
Unpaid Principal Balance - related parties	$ 750,000	$ 750,000
Percentage of cash interest	4.00%	4.00%
Interest rate	6.00%	6.00%
Warrants issued	$ 68,182	$ 68,182
$800,000 convertible debenture, April 1, 2021
Convertible debenture	800,000	800,000
Current - related parties	648,065
Net Carrying Value Long Term - related party		534,114
Unpaid Principal Balance - related parties	$ 800,000	$ 800,000
Percentage of cash interest	4.00%	4.00%
Interest rate	6.00%	6.00%
Warrants issued	$ 72,727	$ 72,727
$400,000 convertible debenture, May 1, 2021
Convertible debenture	400,000	400,000
Current - related parties	319,569
Net Carrying Value Long Term - related party		259,246
Unpaid Principal Balance - related parties	$ 400,000	$ 400,000
Percentage of cash interest	4.00%	4.00%
Interest rate	6.00%	6.00%
Warrants issued	$ 36,364	$ 36,364
$400,000 convertible debenture, June 2, 2021
Convertible debenture	400,000	400,000
Current - related parties	315,468
Net Carrying Value Long Term - related party		252,070
Unpaid Principal Balance - related parties	$ 400,000	$ 400,000
Percentage of cash interest	4.00%	4.00%
Interest rate	6.00%	6.00%
Warrants issued	$ 36,364	$ 36,364
$287,000 convertible debenture amended October 22, 2020
Convertible debenture		350,000		$ 287,000
Current - related parties				89,561
Unpaid Principal Balance - related parties				$ 287,000
Percentage of cash interest				10.00%
$400,000 convertible debenture converted January 8, 2021
Convertible debenture		$ 400,000		$ 400,000
Percentage of cash interest		11.00%
$350,000 convertible debenture, January 12, 2021
Convertible debenture	350,000	$ 350,000
Unpaid Principal Balance - related parties		350,000
Current - nonrelated parties	289,188
Net Carrying Value Long Term - nonrelated party		243,578
Unpaid Principal Balance - nonrelated parties	$ 350,000	$ 350,000
Percentage of cash interest	4.00%	4.00%
Interest rate	6.00%	6.00%
Warrants issued	$ 87,500	$ 87,500
$250,000 convertible debenture, May 21, 2021
Convertible debenture	250,000	250,000
Unpaid Principal Balance - related parties		250,000
Current - nonrelated parties	198,995
Net Carrying Value Long Term - nonrelated party		160,741
Unpaid Principal Balance - nonrelated parties	$ 250,000	$ 250,000
Percentage of cash interest	4.00%	4.00%
Interest rate	6.00%	6.00%
Warrants issued	$ 22,727	$ 22,727
$400,000 convertible debenture amended August 20, 2019
Convertible debenture		250,000
Current - related parties				326,143
Unpaid Principal Balance - related parties				$ 326,143
Percentage of cash interest				11.00%
Convertible Debentures Due on due December 1, 2022 [Member]
Percentage of cash interest			4.00%
Secured Convertible Debenture [Member]
Interest rate				11.00%
Debentures Subject to Mandatory Redemption [Member] | $750,000 convertible debenture, December 1, 2020
Convertible debenture	750,000	750,000
Debentures Subject to Mandatory Redemption [Member] | $800,000 convertible debenture, April 1, 2021
Convertible debenture	800,000	800,000
Debentures Subject to Mandatory Redemption [Member] | $400,000 convertible debenture, May 1, 2021
Convertible debenture	400,000	400,000
Debentures Subject to Mandatory Redemption [Member] | $287,000 convertible debenture amended October 22, 2020
Convertible debenture		287,000
Debentures Subject to Mandatory Redemption [Member] | $350,000 convertible debenture, January 12, 2021
Convertible debenture	350,000	350,000
Debentures Subject to Mandatory Redemption [Member] | $250,000 convertible debenture, May 21, 2021
Convertible debenture	$ 250,000	$ 250,000